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August 21, 2009

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	ING Partners, Inc.
(File Nos. 333-32575; 811-8319)

Ladies and Gentlemen:

Attached for filing via the EDGAR system is Post-Effective Amendment No. 45 (the “PEA 45”) to the Registration Statement of ING Partners, Inc.  This PEA 45 is being filed pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “Securities Act”).  The PEA 45 is substantially similar to Post-Effective Amendment No. 43 (the “PEA 43”), which was filed via the EDGAR system on June 5, 2009, Accession Number 0001104659-09-036969.

This PEA 45 replaces the PEA 43 to register two new series of the Registrant — ING Index Solution 2055 Portfolio and ING Solution 2055 Portfolio (the “Portfolios”).  Because of the filing of this PEA 45, the PEA 43 would not become effective in accordance with Rule 485(d)(3) of the Securities Act.  The purpose of the filing of the PEA 45 to replace the PEA 43 is to obtain class identifiers for Service Class shares of the Portfolios, which were inadvertently overlooked on the Post-Effective Amendment No. 43.

Should you have any questions concerning the attached filing, please contact the undersigned at 202.261.3484 or Paul A. Caldarelli at 480.477.2649.

Regards,

/s/ Jutta M. Frankfurter
Jutta M. Frankfurter, Esq.

Attachment

cc:	Huey P. Falgout, Jr., Esq.
ING Investments, LLC

Paul A. Caldarelli, Esq.
Senior Counsel
ING U.S. Legal Services